SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS - Summary of Income Statement From Continuing and Discontinued Operations (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	$ 145,132,614	$ 143,500,526	$ 122,382,364
Financial results, net	(17,609,263)	82,753	3,139,491
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income			(892,316)
Profit before tax	11,003,001	31,774,527	25,042,254
Income tax	(9,196,122)	(19,416,607)	(11,115,996)
Net profit for the year from discontinued operations	$ 0	$ 0	15,079,318
Equity attributable to owners of parent [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income			(892,316)
Discontinued operations
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Consideration paid in cash			26,501,604
Gains (losses) on disposals of investments			173,282
Discontinued operations | Minimum
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Investments in subsidiaries			9,365,872
Discontinued operations | Loma Yguazu Cementos S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues			8,730,925
Operating costs and expenses			(6,576,557)
Financial results, net			(469,229)
Reclassification of foreign exchange gains /(losses) recognized in other comprehensive income			892,316
Gain on disposal of discontinued operations			16,962,450
Profit before tax			19,539,905
Income tax			(4,460,587)
Net profit for the year from discontinued operations			15,079,318
Net profit for the year from discontinued operations attributable to:
Owners of the parent company			14,338,631
Non-controlling interest			$ 740,687
Discontinued operations | Loma Yguazu Cementos S.A. | Equity attributable to owners of parent [member]
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic earnings per share from discontinued operations (in pesos)			$ 24,057
Discontinued operations | Loma Yguazu Cementos S.A. | Non-controlling interest
Net profit for the year from discontinued operations per (basic and diluted) share attributable to:
Basic earnings per share from discontinued operations (in pesos)			$ 1.2428